Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2022
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net consist
	Useful life	September 30, 2022	September 30, 2021
Land use rights	20 years	$252,757	$278,327
Software	5-10 years	21,217	23,364
Total		273,974	301,691
Less: accumulated amortization		(116,523)	(123,208)
Intangible assets, net		$157,451	$178,483

Schedule of estimated future amortization expense for intangible assets
Years ending September 30,	Amortization expense
2023	$5,055
2024	5,055
2025	5,055
2026	5,055
2027	5,055
Thereafter	132,176
Total	$157,451